Consolidated Statement of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 26,662	$ 23,123	$ 25,269
Operating expenses
Cost of sales	13,831	12,109	13,379
Selling, general and administrative expenses	5,479	4,907	5,245
Research, development and related expenses	1,434	1,293	1,404
Loss from sale of businesses			23
Total operating expenses	20,744	18,309	20,051
Operating income	5,918	4,814	5,218
Interest expense and income
Interest expense	201	219	215
Interest income	(38)	(37)	(105)
Total interest expense (income)	163	182	110
Income before income taxes	5,755	4,632	5,108
Provision for income taxes	1,592	1,388	1,588
Net income including noncontrolling interest	4,163	3,244	3,520
Less: Net income attributable to noncontrolling interest	78	51	60
Net income attributable to 3M	$ 4,085	$ 3,193	$ 3,460
Weighted average 3M common shares outstanding - basic (in shares)	713.7	700.5	699.2
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 5.72	$ 4.56	$ 4.95
Weighted average 3M common shares outstanding - diluted (in shares)	725.5	706.7	707.2
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 5.63	$ 4.52	$ 4.89
Cash dividends paid per 3M common share (in dollars per share)	$ 2.10	$ 2.04	$ 2.00